REVENUE - Loyalty Program (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Changes in the Loyalty Program Liabilities
Balance - January 1	$ 128,384	$ 141,185	$ 141,185
Balance - June 30	139,420		128,384	$ 141,185
Loyalty Program Liabilities
Changes in the Loyalty Program Liabilities
Balance - January 1	22,069	22,892	22,892	23,950
Loyalty Points Earned			4,015	6,483
Loyalty Points Redeemed	(3,096)	(3,395)	(4,838)	(12,408)
Balance - June 30	$ 20,877	22,118	$ 22,069	22,892
Loyalty points redemption period	2 years		2 years
Loyalty Program Liabilities | Cumulative Effect of New ASU
Changes in the Loyalty Program Liabilities
Balance - January 1				4,867
Loyalty Program Liabilities | Adjusted Balance
Changes in the Loyalty Program Liabilities
Balance - January 1		$ 22,892	$ 22,892	28,817
Balance - June 30				$ 22,892